CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	10 Months Ended	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2018
REVENUES:
Revenues (net of address commissions of $74,271 in 2017 and $153,406 in 2018)	$ 2,018,061	$ 3,960,822
Total revenues	2,018,061	3,960,822
EXPENSES:
Voyage expenses (Note 11)	80,853	37,373
Vessel operating expenses (Note 11)	1,194,995	1,727,770
Management fees to related party (Note 3)	55,500	111,480
Depreciation and amortization (Note 5 & 4)	182,346	637,611
General and administrative expenses (Note 12)	94,440	459,400
Total Expenses	1,608,134	2,973,634
Operating income	409,927	987,188
OTHER INCOME (EXPENSES):
Bank charges	(532)	(3,393)
Gain on derivative financial instruments (Note 7)	475,530	0
Foreign exchange losses	(7,021)	(8,539)
Interest income	0	4,243
Other, net	740	1,439
Total other income/(losses), net	468,717	(6,250)
Net income	878,644	980,938
Comprehensive income	$ 878,644	$ 980,938
Earnings/(losses) per common share, basic and diluted (Note 10) (in dollars per share)	$ 0.35	$ (0.28)
Weighted average number of common shares, basic and diluted (in shares)	2,400,000	2,400,000